ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2020	2021
Advance from customers	117,451	176,256
Salary and welfare payables	53,731	74,886
Current portion of operating lease liabilities	37,713	65,740
Payable to marketplace sellers (Note)	29,867	48,362
Liability under reverse factoring program	—	46,900
Deposits from marketplace sellers	13,564	26,307
Accrued delivery service fees	21,108	27,198
Accrued fulfillment expenses	13,274	12,545
Tax payables	9,576	10,935
Accrued advertising expense	3,244	3,794
Others	27,590	30,045
Total	327,118	522,968

Note: Amounts relate to cash collected on behalf of marketplace sellers for products sold through the Group’s online platform.